Expenses by Nature	12 Months Ended
Mar. 31, 2023
Expenses by nature [abstract]
Expenses by Nature

2.13 Expenses by nature

	(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Employee benefit costs	9,729	8,585	7,493
Depreciation and amortization charges (Refer to Notes 2.7, 2.8 and 2.9)	524	466	441
Travelling costs	190	110	75
Cost of technical sub-contractors	1,751	1,690	957
Cost of software packages for own use	240	190	165
Third party items bought for service delivery to clients	1,110	721	406
Consultancy and professional charges	210	253	171
Communication costs	89	82	86
Repairs and maintenance	169	163	190
Rates and Taxes	37	35	35
Provision for post-sales client support	15	10	5
Power and fuel	22	18	19
Commission to non-whole time directors	2	2	1
Branding and marketing expenses	112	74	48
Impairment loss recognized / (reversed) under expected credit loss model	35	23	25
Insurance charges	22	22	18
Contribution towards Corporate Social Responsibility	58	57	59
Short-term leases (Refer to Note 2.8)	12	8	11
Others	60	47	31
Total cost of sales, selling and marketing expenses and administrative expenses	14,387	12,556	10,236

Operating profit

Operating profit for the Group is computed considering the revenues, net of cost of sales, selling and marketing expenses and administrative expenses.